Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Common stocks: 15.32%
Consumer staples: 4.76%
Beverages: 0.78%
PepsiCo Incorporated	9,675	$ 1,666,712
Food & staples retailing: 1.60%
Costco Wholesale Corporation	2,623	1,369,468
Sysco Corporation	8,501	698,952
Walmart Incorporated	10,342	1,370,832
		3,439,252
Food products: 0.58%
Mondelez International Incorporated Class A	12,882	796,881
Nomad Foods Limited †	25,373	448,848
		1,245,729
Household products: 1.55%
Church & Dwight Company Incorporated	9,578	801,774
The Clorox Company	2,200	317,548
The Procter & Gamble Company	16,018	2,209,523
		3,328,845
Personal products: 0.14%
The Estee Lauder Companies Incorporated Class A	1,133	288,213
Tobacco: 0.11%
Philip Morris International Incorporated	2,522	240,826
Energy: 1.84%
Oil, gas & consumable fuels: 1.84%
Chevron Corporation	15,007	2,372,006
EOG Resources Incorporated	2,238	271,469
Phillips 66	14,407	1,288,850
		3,932,325
Materials: 3.27%
Chemicals: 1.55%
Ashland Global Holdings Incorporated	4,844	492,925
Ecolab Incorporated	2,770	453,809
Linde plc	4,767	1,348,394
Olin Corporation	3,753	205,139
The Sherwin-Williams Company	1,249	289,893
Westlake Chemical Corporation	5,457	538,224
		3,328,384
Construction materials: 0.20%
Martin Marietta Materials Incorporated	1,221	424,554
Containers & packaging: 0.19%
Crown Holdings Incorporated	4,426	400,951
Metals & mining: 1.33%
Agnico-Eagle Mines Limited	2,489	102,642
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares	3,000	123,630
See accompanying notes to portfolio of investments

Allspring Real Return Portfolio  |  1

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Metals & mining (continued)
Alamos Gold Incorporated Class A	12,000	$ 86,527
AngloGold Ashanti Limited ADR	3,500	47,180
Artemis Gold Incorporated	6,000	21,015
B2Gold Corporation	29,000	88,986
Barrick Gold Corporation	10,356	153,787
Centerra Gold Incorporated	3,500	15,856
Dundee Precious Metals Incorporated	8,800	40,069
Endeavour Mining plc	7,080	137,789
Evolution Mining Limited	18,000	28,927
Franco-Nevada Corporation	1,200	144,272
Gold Fields Limited ADR «	13,000	105,170
Kinross Gold Corporation	30,500	100,091
Lundin Gold Incorporated	10,500	70,115
MAG Silver Corporation	5,000	59,238
Marathon Gold Corporation	7,000	9,008
Newcrest Mining Limited	6,600	79,343
Newmont Corporation	3,390	140,210
Northern Star Resources Limited	15,000	79,279
Osisko Mining Incorporated	3,000	5,779
Pan American Silver Corporation	2,500	37,200
Royal Gold Incorporated	3,101	284,982
SilverCrest Metals Incorporated	10,000	54,593
Skeena Resources Limited	2,000	9,533
SSR Mining Incorporated	4,750	64,078
SSR Mining Incorporated-U.S. Exchange Traded Shares	1,272	17,172
Steel Dynamics Incorporated	6,864	554,062
Torex Gold Resources Incorporated	6,400	47,512
Triple Flag Precious Metals Corporation	1,500	18,274
Wheaton Precious Metals Corporation	3,800	115,995
Yamana Gold Incorporated	5,000	22,081
		2,864,395
Real estate: 5.45%
Equity REITs: 5.45%
Alexandria Real Estate Equities Incorporated	2,797	429,060
American Homes 4 Rent Class A	12,682	450,972
American Tower Corporation	5,478	1,391,686
Apartment Income REIT Corporation	8,815	360,093
Camden Property Trust	2,684	344,921
Duke Realty Corporation	12,690	746,807
Equinix Incorporated	1,759	1,156,314
Federal Realty Investment Trust	2,648	268,163
Four Corners Property Trust Incorporated	17,496	470,467
Gaming and Leisure Properties Incorporated	8,780	423,811
Invitation Homes Incorporated	13,898	504,219
Life Storage Incorporated	5,160	656,610
Mid-America Apartment Communities Incorporated	2,047	339,126
Prologis Incorporated	7,503	934,199
SBA Communications Corporation	2,830	920,458
Simon Property Group Incorporated	2,381	242,814
Sun Communities Incorporated	4,602	707,373
See accompanying notes to portfolio of investments

2  |  Allspring Real Return Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Equity REITs (continued)
VICI Properties Incorporated	22,869	$ 754,448
Welltower Incorporated	7,729	592,428
		11,693,969
Total Common stocks (Cost $23,777,370)		32,854,155

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 13.29%
Communication services: 1.06%
Diversified telecommunication services: 0.23%
CenturyLink Incorporated	6.75%	12-1-2023	$ 260,000	262,972
Lumen Technologies Incorporated	7.50	4-1-2024	215,000	216,462
				479,434
Entertainment: 0.24%
Live Nation Entertainment Incorporated 144A	4.88	11-1-2024	190,000	183,825
Live Nation Entertainment Incorporated 144A	6.50	5-15-2027	335,000	334,456
				518,281
Media: 0.59%
Cinemark USA Incorporated 144A	8.75	5-1-2025	420,000	430,770
DISH DBS Corporation	5.00	3-15-2023	200,000	195,726
Gray Television Incorporated 144A	5.88	7-15-2026	460,000	443,845
Townsquare Media Incorporated 144A	6.88	2-1-2026	215,000	201,150
				1,271,491
Consumer discretionary: 2.22%
Auto components: 0.22%
Clarios Global LP 144A	6.25	5-15-2026	201,000	198,767
Clarios Global LP 144A	6.75	5-15-2025	282,000	280,544
				479,311
Hotels, restaurants & leisure: 1.08%
Carnival Corporation 144A	10.50	2-1-2026	285,000	293,549
CCM Merger Incorporated 144A	6.38	5-1-2026	145,000	136,266
Cedar Fair LP 144A	5.50	5-1-2025	375,000	367,839
Hilton Domestic Operating Company Incorporated 144A	5.38	5-1-2025	280,000	277,578
Royal Caribbean Cruises Limited 144A	9.13	6-15-2023	325,000	327,636
Royal Caribbean Cruises Limited 144A	10.88	6-1-2023	160,000	162,901
Royal Caribbean Cruises Limited 144A	11.50	6-1-2025	221,000	234,550
SeaWorld Parks & Entertainment Incorporated 144A	8.75	5-1-2025	495,000	511,644
				2,311,963
Household durables: 0.09%
Allied Universal Holdco LLC 144A	6.63	7-15-2026	205,000	191,939
Internet & direct marketing retail: 0.39%
QVC Incorporated	4.85	4-1-2024	865,000	832,199
See accompanying notes to portfolio of investments

Allspring Real Return Portfolio  |  3

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Specialty retail: 0.21%
Bath & Body Works Incorporated 144A	9.38%	7-1-2025	$ 294,000	$ 311,021
Penske Automotive Group Incorporated	3.50	9-1-2025	140,000	131,441
				442,462
Textiles, apparel & luxury goods: 0.23%
G-III Apparel Group Limited 144A	7.88	8-15-2025	400,000	394,692
Michael Kors USA Incorporated 144A	4.25	11-1-2024	110,000	107,800
				502,492
Consumer staples: 0.13%
Food products: 0.13%
Performance Food Group Incorporated 144A	6.88	5-1-2025	280,000	279,650
Energy: 2.88%
Energy equipment & services: 0.33%
Oceaneering International Incorporated	4.65	11-15-2024	650,000	606,397
USA Compression Partners LP	6.88	4-1-2026	115,000	107,853
				714,250
Oil, gas & consumable fuels: 2.55%
Antero Midstream Company 144A	7.88	5-15-2026	105,000	106,838
Antero Resources Corporation 144A	8.38	7-15-2026	390,000	418,449
Buckeye Partners LP 144A	4.13	3-1-2025	35,000	32,726
Buckeye Partners LP	4.15	7-1-2023	200,000	196,259
Crestwood Midstream Partners LP	5.75	4-1-2025	605,000	583,084
DCP Midstream Operating LP	5.38	7-15-2025	455,000	456,138
EnLink Midstream Partners LP	4.15	6-1-2025	217,000	211,477
Enviva Partners LP 144A	6.50	1-15-2026	645,000	626,521
EQM Midsteram Partners LP	4.00	8-1-2024	65,000	61,476
EQT Corporation	6.13	2-1-2025	405,000	416,227
Murphy Oil Corporation	5.75	8-15-2025	360,000	356,575
New Fortress Energy Incorporated 144A	6.50	9-30-2026	220,000	208,417
Occidental Petroleum Corporation	8.00	7-15-2025	305,000	331,306
Range Resources Corporation	8.25	1-15-2029	90,000	94,473
Rockies Express Pipeline LLC 144A	3.60	5-15-2025	529,000	486,019
Southwestern Energy Company	5.70	1-23-2025	32,000	32,000
Southwestern Energy Company	7.75	10-1-2027	110,000	113,988
Tallgrass Energy Partners LP 144A	7.50	10-1-2025	360,000	360,450
Western Gas Partners LP	4.65	7-1-2026	385,000	366,393
				5,458,816
Financials: 2.70%
Consumer finance: 1.22%
Ford Motor Credit Company LLC	5.58	3-18-2024	800,000	796,161
LFS TopCo LLC 144A	5.88	10-15-2026	215,000	175,039
Navient Corporation	5.88	10-25-2024	590,000	566,515
Navient Corporation	7.25	9-25-2023	87,000	87,146
OneMain Finance Corporation	6.13	3-15-2024	475,000	463,788
OneMain Finance Corporation	3.50	1-15-2027	120,000	98,972
See accompanying notes to portfolio of investments

4  |  Allspring Real Return Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer finance (continued)
PRA Group Incorporated 144A	7.38%	9-1-2025	$ 290,000	$ 289,134
Rocket Mortgage LLC 144A	2.88	10-15-2026	165,000	138,600
				2,615,355
Diversified financial services: 0.49%
Hat Holdings LLC 144A	3.38	6-15-2026	245,000	212,609
Hat Holdings LLC 144A«	6.00	4-15-2025	270,000	261,615
United Wholesale Mortgage LLC 144A	5.50	11-15-2025	650,000	573,625
				1,047,849
Insurance: 0.11%
Tri Pointe Homes	5.88	6-15-2024	235,000	231,960
Mortgage REITs: 0.33%
Starwood Property Trust Incorporated 144A	3.75	12-31-2024	110,000	102,498
Starwood Property Trust Incorporated	4.75	3-15-2025	495,000	471,339
Starwood Property Trust Incorporated 144A	5.50	11-1-2023	150,000	149,292
				723,129
Thrifts & mortgage finance: 0.55%
Enact Holdings Incorporated 144A	6.50	8-15-2025	750,000	716,250
Ladder Capital Finance Holdings LP 144A	5.25	10-1-2025	475,000	462,061
				1,178,311
Health care: 0.33%
Health care providers & services: 0.21%
Tenet Healthcare Corporation	4.63	7-15-2024	100,000	97,921
Tenet Healthcare Corporation 144A	4.88	1-1-2026	375,000	356,250
				454,171
Health care technology: 0.12%
IQVIA Incorporated 144A	5.00	10-15-2026	250,000	242,190
Industrials: 1.97%
Aerospace & defense: 0.60%
Spirit AeroSystems Holdings Incorporated 144A	5.50	1-15-2025	620,000	607,054
TransDigm Group Incorporated 144A	6.25	3-15-2026	305,000	299,663
TransDigm Group Incorporated 144A	8.00	12-15-2025	364,000	372,809
				1,279,526
Airlines: 0.56%
Hawaiian Airlines Incorporated	3.90	7-15-2027	181,052	152,453
Hawaiian Brand Intellectual Property Limited 144A	5.75	1-20-2026	340,000	310,347
Mileage Plus Holdings LLC 144A	6.50	6-20-2027	190,000	190,475
Spirit Loyalty Cayman Limited 144A	8.00	9-20-2025	545,000	553,540
				1,206,815
Commercial services & supplies: 0.19%
CoreCivic Incorporated	8.25	4-15-2026	200,000	197,718
Stericycle Incorporated 144A	5.38	7-15-2024	215,000	210,389
				408,107
See accompanying notes to portfolio of investments

Allspring Real Return Portfolio  |  5

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Construction & engineering: 0.05%
Taylor Morrison Communities Incorporated 144A	5.88%	4-15-2023	$ 110,000	$ 109,551
Electronic equipment, instruments & components: 0.10%
Wesco Distribution Incorporated 144A	7.13	6-15-2025	210,000	210,038
Machinery: 0.00%
Stevens Holding Company Incorporated 144A	6.13	10-1-2026	10,000	9,925
Road & rail: 0.25%
Uber Technologies Incorporated 144A	7.50	5-15-2025	525,000	528,396
Trading companies & distributors: 0.22%
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	505,000	470,488
Information technology: 0.48%
IT services: 0.30%
Block Incorporated	2.75	6-1-2026	85,000	75,537
Sabre GLBL Incorporated 144A	7.38	9-1-2025	55,000	52,107
Sabre GLBL Incorporated 144A	9.25	4-15-2025	530,000	522,204
				649,848
Software: 0.18%
NCR Corporation 144A	5.75	9-1-2027	98,000	94,260
NortonLifeLock Incorporated 144A	5.00	4-15-2025	285,000	281,295
				375,555
Materials: 0.60%
Chemicals: 0.09%
Celanese US Holding LLC	6.05	3-15-2025	185,000	185,470
Containers & packaging: 0.28%
Owens-Brockway Packaging Incorporated 144A	5.88	8-15-2023	252,000	250,513
Sealed Air Corporation 144A	5.13	12-1-2024	50,000	49,500
Sealed Air Corporation 144A	5.50	9-15-2025	300,000	298,500
				598,513
Metals & mining: 0.09%
Cleveland-Cliffs Incorporated 144A	6.75	3-15-2026	195,000	197,159
Paper & forest products: 0.14%
Clearwater Paper Corporation 144A	5.38	2-1-2025	315,000	312,244
Real estate: 0.09%
Equity REITs: 0.09%
Service Properties Trust Company	7.50	9-15-2025	210,000	201,529
Utilities: 0.83%
Electric utilities: 0.34%
NextEra Energy Operating Partners LP 144A	4.25	7-15-2024	755,000	727,452
See accompanying notes to portfolio of investments

6  |  Allspring Real Return Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Independent power & renewable electricity producers: 0.49%
NSG Holdings LLC 144A	7.75%	12-15-2025	$ 270,621	$ 261,826
Vistra Operations Company LLC 144A	5.63	2-15-2027	825,000	794,063
				1,055,889
Total Corporate bonds and notes (Cost $30,151,477)				28,501,758
Loans: 1.74%
Communication services: 0.12%
Entertainment: 0.06%
Live Nation Entertainment Incorporated (1 Month LIBOR +1.75%) ±	2.38	10-17-2026	122,440	118,576
Media: 0.06%
Gray Television Incorporated (1 Month LIBOR +2.50%) ±	4.87	2-7-2024	109,916	108,970
Hubbard Radio LLC (3 Month LIBOR +4.25%) ±	6.78	3-28-2025	29,149	27,497
				136,467
Consumer discretionary: 0.54%
Auto components: 0.22%
Clarios Global LP (1 Month LIBOR +3.25%) ±	5.77	4-30-2026	118,779	115,453
Tenneco Incorporated (3 Month LIBOR +3.00%) ±	5.52	10-1-2025	355,713	350,896
				466,349
Hotels, restaurants & leisure: 0.15%
Carnival Corporation (1 Month LIBOR +3.00%) ±	5.88	6-30-2025	78,622	74,741
Four Seasons Hotels Limited <±	5.12	11-30-2023	99,919	99,502
Wyndham Hotels & Resorts Incorporated (3 Month LIBOR +1.75%) ±	2.52	5-30-2025	157,300	154,941
				329,184
Leisure products: 0.17%
SeaWorld Parks & Entertainment Incorporated (1 Month LIBOR +3.00%) ±	5.56	8-25-2028	371,218	364,536
Energy: 0.08%
Oil, gas & consumable fuels: 0.08%
GIP II Blue Holdings LP (1 Month LIBOR +4.50%) ±	6.75	9-29-2028	176,975	174,984
Financials: 0.31%
Diversified financial services: 0.26%
Intelsat Jackson Holdings SA (U.S. SOFR 1 Month +4.50%) <±	7.44	2-1-2029	7	7
Resolute Investment Managers Incorporated (1 Month LIBOR +4.25%) ‡±	6.50	4-30-2024	93,693	85,261
Russell Investments US Institutional Holdco Incorporated (1 Month LIBOR +3.50%) <±	5.00	5-30-2025	490,889	463,586
				548,854
Mortgage REITs: 0.05%
Claros Mortgage Trust Incorporated (U.S. SOFR 1 Month +4.50%) ‡±	6.89	8-9-2026	119,400	116,117
See accompanying notes to portfolio of investments

Allspring Real Return Portfolio  |  7

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care: 0.10%
Health care technology: 0.10%
Change Healthcare Holdings Incorporated (1 Month LIBOR +2.50%) ±	5.02%	3-1-2024	$ 225,000	$ 223,407
Industrials: 0.39%
Aerospace & defense: 0.03%
Spirit AeroSystems Incorporated (1 Month LIBOR +3.75%) ±	6.27	1-15-2025	73,879	73,233
Airlines: 0.30%
Mileage Plus Holdings LLC (1 Month LIBOR +5.25%) ±	7.31	6-21-2027	425,000	431,044
SkyMiles IP Limited (3 Month LIBOR +3.75%) ±	6.46	10-20-2027	215,000	217,571
				648,615
Machinery: 0.00%
Vertical US Newco Incorporated (6 Month LIBOR +3.50%) ±	6.87	7-30-2027	479	464
Road & rail: 0.06%
Uber Technologies Incorporated (1 Month LIBOR +3.50%) ±	6.57	4-4-2025	118,154	117,184
Information technology: 0.06%
Software: 0.06%
SS&C Technologies Incorporated (1 Month LIBOR +1.75%) ±	2.52	4-16-2025	69,402	67,786
SS&C Technologies Incorporated (1 Month LIBOR +1.75%) ±	2.52	4-16-2025	56,340	55,028
				122,814
Utilities: 0.14%
Electric utilities: 0.14%
ExGen Renewables IV LLC (1 Month LIBOR +2.50%) ±	5.57	12-15-2027	306,706	302,216
Total Loans (Cost $3,835,856)				3,743,000
U.S. Treasury securities: 65.30%
TIPS	0.13	7-15-2024	2,843,981	2,800,432
TIPS	0.13	10-15-2024	4,271,317	4,202,826
TIPS	0.13	4-15-2025	4,288,471	4,195,415
TIPS	0.13	10-15-2025	2,260,150	2,215,359
TIPS	0.13	4-15-2026	6,268,059	6,112,908
TIPS	0.13	7-15-2026	4,194,964	4,107,186
TIPS	0.13	10-15-2026	3,251,670	3,175,141
TIPS	0.13	4-15-2027	2,109,077	2,046,753
TIPS	0.13	1-15-2030	4,834,998	4,615,912
TIPS	0.13	7-15-2030	4,366,618	4,174,385
TIPS	0.13	1-15-2031	4,926,587	4,683,626
TIPS	0.13	7-15-2031	3,011,316	2,859,280
TIPS	0.13	1-15-2032	6,731,361	6,359,558
TIPS	0.13	2-15-2051	3,048,822	2,368,117
TIPS	0.13	2-15-2052	702,220	549,240
TIPS	0.25	1-15-2025	5,189,492	5,106,920
TIPS	0.25	7-15-2029	2,379,464	2,310,094
TIPS	0.25	2-15-2050	4,216,430	3,383,465
TIPS	0.38	7-15-2025	2,910,054	2,873,147
TIPS	0.38	1-15-2027	3,267,610	3,212,469
TIPS	0.38	7-15-2027	3,995,607	3,935,101
See accompanying notes to portfolio of investments

8  |  Allspring Real Return Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
TIPS	0.50%	4-15-2024	$3,658,100	$ 3,618,876
TIPS	0.50	1-15-2028	3,073,894	3,026,625
TIPS	0.63	1-15-2024	2,170,606	2,150,002
TIPS	0.63	1-15-2026	4,917,443	4,886,773
TIPS	0.63	2-15-2043	2,363,920	2,117,217
TIPS	0.75	7-15-2028	4,023,561	4,037,392
TIPS	0.75	2-15-2042	3,191,725	2,978,278
TIPS	0.75	2-15-2045	1,830,055	1,663,182
TIPS	0.88	1-15-2029	3,307,804	3,330,545
TIPS	0.88	2-15-2047	1,809,781	1,688,115
TIPS	1.00	2-15-2046	1,787,500	1,715,907
TIPS	1.00	2-15-2048	1,375,237	1,328,231
TIPS	1.00	2-15-2049	1,571,335	1,532,931
TIPS	1.38	2-15-2044	2,579,805	2,671,543
TIPS	1.75	1-15-2028	2,707,389	2,841,983
TIPS	2.00	1-15-2026	3,357,608	3,483,452
TIPS	2.13	2-15-2040	1,425,143	1,686,883
TIPS	2.13	2-15-2041	1,819,086	2,142,092
TIPS	2.38	1-15-2025	3,456,816	3,570,513
TIPS	2.38	1-15-2027	2,489,413	2,658,258
TIPS	2.50	1-15-2029	2,607,293	2,882,858
TIPS	3.38	4-15-2032	1,051,237	1,301,255
TIPS	3.63	4-15-2028	2,115,059	2,439,038
TIPS	3.88	4-15-2029	2,774,556	3,320,201
U.S. Treasury Note	2.75	8-15-2032	695,000	670,458
U.S. Treasury Note	2.88	5-15-2032	1,035,000	1,008,802
Total U.S. Treasury securities (Cost $148,073,951)				140,038,744
Yankee corporate bonds and notes: 1.96%
Communication services: 0.03%
Media: 0.03%
Nielsen Holding and Finance BV 144A	5.00	2-1-2025	65,000	65,263
Consumer discretionary: 0.09%
Auto components: 0.09%
Adient Global Holdings Limited 144A	4.88	8-15-2026	220,000	203,597
Energy: 0.25%
Oil, gas & consumable fuels: 0.25%
Northriver Midstream Finance LP 144A	5.63	2-15-2026	555,000	532,800
Financials: 0.37%
Diversified financial services: 0.37%
DAE Funding LLC 144A	2.63	3-20-2025	370,000	346,250
FMG Resources Proprietary Limited 144A	5.13	5-15-2024	115,000	113,795
New Red Finance Incorporated 144A	5.75	4-15-2025	335,000	336,675
				796,720
Health care: 0.28%
Pharmaceuticals: 0.28%
Teva Pharmaceutical Finance Netherlands III BV	6.00	4-15-2024	625,000	607,113
See accompanying notes to portfolio of investments

Allspring Real Return Portfolio  |  9

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrials: 0.48%
Airlines: 0.14%
Air Canada Pass-Through Trust Series 2020-1 Class C 144A	10.50%	7-15-2026	$ 290,000	$ 303,889
Electrical equipment: 0.25%
Sensata Technologies BV 144A	4.88	10-15-2023	525,000	529,696
Trading companies & distributors: 0.09%
Fly Leasing Limited 144A	7.00	10-15-2024	355,000	195,250
Materials: 0.46%
Containers & packaging: 0.32%
Ardagh Packaging Finance plc 144A	5.25	4-30-2025	730,000	690,424
Metals & mining: 0.14%
Constellium SE 144A	5.88	2-15-2026	300,000	288,532
Total Yankee corporate bonds and notes (Cost $4,594,430)				4,213,284

		Yield	Shares
Short-term investments: 1.43%
Investment companies: 1.43%
Allspring Government Money Market Fund Select Class ♠∞##		2.09	2,774,125	2,774,125
Securities Lending Cash Investments LLC ♠∩∞		2.39	292,788	292,788
Total Short-term investments (Cost $3,066,913)				3,066,913
Total investments in securities (Cost $213,499,997)	99.04%			212,417,854
Other assets and liabilities, net	0.96			2,051,202
Total net assets	100.00%			$214,469,056

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents the current interest rate if the loan is partially funded.
‡	Security is valued using significant unobservable inputs.
##	All or a portion of this security is segregated for unfunded loans.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
TIPS	Treasury Inflation-Protected Securities
See accompanying notes to portfolio of investments

10  |  Allspring Real Return Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,766,670	$12,668,813	$(12,661,358)	$0	$0	$2,774,125	2,774,125	$6,064
Securities Lending Cash Investments LLC	0	928,816	(636,028)	0	0	292,788	292,788	173#
				$0	$0	$3,066,913		$6,237

#	Amount shown represents income before fees and rebates.
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	14	12-30-2022	$2,920,882	$2,916,594	$0	$(4,288)
Short
10-Year Ultra Futures	(3)	12-20-2022	(376,294)	(375,563)	731	0
U.S. Ultra Treasury Bonds	(12)	12-20-2022	(1,796,991)	(1,794,000)	2,991	0
					$3,722	$(4,288)
See accompanying notes to portfolio of investments

Allspring Real Return Portfolio  |  11

Notes to portfolio of investments—August 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On August 31, 2022, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing

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Notes to portfolio of investments—August 31, 2022 (unaudited)

service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
When-issued transactions
The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Portfolio purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio assumes the credit risk of both the borrower and the lender that is selling the participation. When the Portfolio purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
As of August 31, 2022, the Portfolio had unfunded loan commitments of $366,448.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Inflation-indexed bonds and TIPS
The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these

Allspring Real Return Portfolio  |  13

Notes to portfolio of investments—August 31, 2022 (unaudited)

securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer staples	$10,209,577	$0	$0	$10,209,577
Energy	3,932,325	0	0	3,932,325
Materials	6,830,735	187,549	0	7,018,284
Real estate	11,693,969	0	0	11,693,969
Corporate bonds and notes	0	28,501,758	0	28,501,758
Loans	0	3,541,622	201,378	3,743,000
U.S. Treasury securities	140,038,744	0	0	140,038,744
Yankee corporate bonds and notes	0	4,213,284	0	4,213,284
Short-term investments
Investment companies	3,066,913	0	0	3,066,913
	175,772,263	36,444,213	201,378	212,417,854
Futures contracts	731	0	0	731
Total assets	$175,772,994	$36,444,213	$201,378	$212,418,585
Liabilities
Futures contracts	$1,297	$0	$0	$1,297
Total liabilities	$1,297	$0	$0	$1,297
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

14  |  Allspring Real Return Portfolio

Notes to portfolio of investments—August 31, 2022 (unaudited)

Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of August 31, 2022, $351,409 was segregated as cash collateral for open futures contracts.
For the three months ended August 31, 2022, the Portfolio did not have any transfers into/out of Level 3.

Allspring Real Return Portfolio  |  15